Schedule of convertible notes payable, at fair value (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Accounting Policies [Abstract]
Balance, convertible note payable at fair value
Issuance of convertible notes at fair value	63,700,000
Gain on extinguishment of debt recorded as a capital transaction
Change in fair value of related party note and convertible notes at fair value
Balance, convertible note payable at fair value	44,736,545
Change in fair value of Convertible Notes at Fair Value	(2,632,901)
Conversion into common stock	$ (16,330,554)